CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During the Exploration Stage	Total
Beginning Balance - Amount at Mar. 31, 2012	$ 167,102,331	$ 18,614,420	$ 3,046,822	$ (130,905,490)	$ 57,858,083
Beginning Balance - Shares at Mar. 31, 2012	128,377,243
Stock-based compensation		41,053			41,053
Acquisition of mineral property interests, Shares	500,000
Acquisition of mineral property interests, Amount	326,483				326,483
Foreign currency translation adjustment			(1,107,276)		(1,107,276)
Net loss				(3,244,705)	(3,244,705)
Ending Balance, Amount at Jun. 30, 2012	167,428,814	18,655,473	1,939,546	(134,150,195)	53,873,638
Ending Balance, Shares at Jun. 30, 2012	128,877,243
Stock-based compensation		10,235			10,235
Foreign currency translation adjustment			1,921,720		1,921,720
Net loss				(1,899,158)	(1,899,158)
Ending Balance, Amount at Sep. 30, 2012	167,428,814	18,665,708	3,861,266	(136,049,353)	53,906,435
Ending Balance, Shares at Sep. 30, 2012	128,877,243
Stock-based compensation		7,156			7,156
Foreign currency translation adjustment			(608,247)		(608,247)
Net loss				(4,977,434)	(4,977,434)
Ending Balance, Amount at Dec. 31, 2012	167,428,814	18,672,864	3,253,019	(141,026,787)	48,327,910
Beginning Balance - Shares at Dec. 31, 2012	128,877,243
Private Placements, Shares	17,857,142
Private Placements, Amount	9,722,897				9,722,897
Stock-based compensation		1,010,380			1,010,380
Share issuance costs	(86,636)				(86,636)
Foreign currency translation adjustment			(583,198)		(583,198)
Net loss				(5,091,844)	(5,091,844)
Ending Balance, Amount at Mar. 31, 2013	$ 177,065,075	$ 19,683,244	$ 2,669,821	$ (146,118,631)	$ 53,299,509
Ending Balance, Shares at Mar. 31, 2013	146,734,385